LEASES (Schedule of Operating Leases) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 02, 2019
LEASES [Abstract]
Operating lease expenses	$ 764	$ 757
2019 (excluding the six months ended June 30, 2019)	788
2020	1,528
2021	936
2022	642
2023	638
2024 and after	1,410
Total operating lease payments	5,942
Less: imputed interest	1,209
Present value of lease liabilities	$ 4,733		$ 5,049